Financial assets and liabilities - Carrying amounts of net borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2022	Jun. 08, 2022	Dec. 31, 2021	Mar. 12, 2021
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 3,592		$ 2,887
Undrawn borrowing facilities	415		325
Euro
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,057		1,115
USD
Disclosure of detailed information about financial instruments [line items]
Borrowings	2,492		1,745
GBP
Disclosure of detailed information about financial instruments [line items]
Borrowings	19		15
Other
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 24		$ 12
2.000% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	2.00%		2.00%	2.00%
2.000% Senior Secured Green Notes | Euro
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	2.27%		2.30%
Borrowings, interest rate	2.00%		2.00%
3.250% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	3.25%		3.25%	3.25%
3.250% Senior Secured Green Notes | USD
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	3.52%		3.58%
Borrowings, interest rate	3.25%		3.25%
6.000% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	6.00%	6.00%
6.000% Senior Secured Green Notes | Euro
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	6.00%
6.000% Senior Secured Green Notes | USD
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	6.70%
3.000% Senior Green Notes
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	3.00%		3.00%	3.00%
3.000% Senior Green Notes | Euro
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	3.25%		3.28%
Borrowings, interest rate	3.00%		3.00%
4.000% Senior Green Notes
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.00%		4.00%	4.00%
4.000% Senior Green Notes | USD
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	4.26%		4.31%
Borrowings, interest rate	4.00%		4.00%
Lease obligations
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	5.02%		4.55%
Beyond one year
Disclosure of detailed information about financial instruments [line items]
Undrawn borrowing facilities	$ 415		$ 325